Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK SERIES, INC.
Prospectus Date	rr_ProspectusDate	Feb. 26, 2016
BlackRock International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock International Fund of BlackRock Series, Inc.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of BlackRock International Fund (“International Fund” or the “Fund”), a series of BlackRock Series, Inc. (the “Corporation”), is to seek long-term capital growth through investments primarily in a diversified portfolio of equity securities of companies located outside the United States.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) and its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 41 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-67 of Part II of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 112% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	112.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) and its affiliates.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of International Fund and International Fund’s share of the allocated expenses of BlackRock Master International Portfolio (“Master International Portfolio”). Management fees are paid by Master International Portfolio.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets disclosed in the Fund's most recent annual report, which do not include the Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	International Fund is a “feeder” fund that invests all of its assets in Master International Portfolio, a series of BlackRock Master LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. All investments are made at the level of Master International Portfolio. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Master International Portfolio. For simplicity, the sections of this prospectus relating to International Fund use the term “Fund” or the name of the Fund to include the underlying Master International Portfolio.

The Fund invests primarily in stocks of companies located outside the United States. The Fund may purchase common stock, preferred stock, convertible securities and other instruments.

The Fund will invest at least 75% of its total assets in global equity securities of any market capitalization, selected for their above average return potential. The Fund may invest in securities issued by companies of all sizes but will focus mainly on medium and large capitalization companies. Companies will be located in developed countries of Europe and the Far East, and in countries with emerging capital markets anywhere in the world. The Fund may invest up to 25% of its total assets in global fixed income securities, including corporate bonds, U.S. Government debt securities, non-U.S. Government and supranational debt securities, asset-backed securities, mortgage-backed securities, emerging market debt securities and non-investment grade debt securities (high yield or junk bonds).

Fund management selects companies that it believes are undervalued or have good prospects for earnings growth. The Fund chooses investments predominantly using a “bottom up” investment style using a global sector-based investment process. The Fund’s allocations to particular countries are based on Fund management’s evaluation of individual companies.

Under normal circumstances, the Fund will allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by Fund management, in which case the Fund would invest at least 30%) of its total assets in securities (i) of foreign government issuers, (ii) of issuers organized or located outside the United States, (iii) of issuers which primarily trade in a market located outside the United States, or (iv) of issuers doing a substantial amount of business outside the United States, which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the United States or have at least 50% of their sales or assets outside the United States. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). For temporary defensive purposes the Fund may deviate very substantially from the allocation described above.

		Fund management may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives).
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in International Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.

  Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:

  Volatility Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

  Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

  Market and Liquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

  Valuation Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

  Leverage Risk — Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

  Tax Risk— Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

  Regulatory Risk — Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives may become subject to margin requirements when regulations are finalized. Implementation of such regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of swaps and other derivatives may increase the costs to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund. In December 2015, the Securities and Exchange Commission proposed a new rule to regulate the use of derivatives by registered investment companies, such as the Fund. If the rule goes into effect, it could limit the ability of the Fund to invest or remain invested in derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

  Changes in foreign currency exchange rates can affect the value of the Fund's portfolio.

  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

  The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe. These events may affect the value and liquidity of certain of the Fund's investments.

  Geographic Concentration Risk — From time to time, the Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund's investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund's portfolio will be magnified when the Fund uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mid Cap Securities Risk — The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how International Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the MSCI All Country World Index ex-USA. Class R Shares commenced operations on August 15, 2011, therefore, the returns in the table for Class R Shares prior to commencement date are based on the Fund’s Institutional Shares adjusted to reflect the applicable distribution and service (12b-1) fees. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how International Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Investor A Shares ANNUAL TOTAL RETURNS International Fund As of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period shown in the bar chart, the highest return for a quarter was 27.62% (quarter ended June 30, 2009) and the lowest return for a quarter was -22.50% (quarter ended September 30, 2008).
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/15 Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor C, Institutional and Class R Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor C, Institutional and Class R Shares will vary.
BlackRock International Fund | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.74%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.25%	[2]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.35%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.60%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%	[2],[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.39%	[2],[4]
1 Year	rr_ExpenseExampleYear01	$ 659
3 Years	rr_ExpenseExampleYear03	984
5 Years	rr_ExpenseExampleYear05	1,331
10 Years	rr_ExpenseExampleYear10	$ 2,309
2006	rr_AnnualReturn2006	17.59%
2007	rr_AnnualReturn2007	11.71%
2008	rr_AnnualReturn2008	(43.54%)
2009	rr_AnnualReturn2009	37.52%
2010	rr_AnnualReturn2010	16.12%
2011	rr_AnnualReturn2011	(14.72%)
2012	rr_AnnualReturn2012	14.35%
2013	rr_AnnualReturn2013	22.22%	[5]
2014	rr_AnnualReturn2014	(5.68%)
2015	rr_AnnualReturn2015	(3.44%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.50%)
1 Year	rr_AverageAnnualReturnYear01	(8.51%)
5 Years	rr_AverageAnnualReturnYear05	0.56%	[5]
10 Years	rr_AverageAnnualReturnYear10	1.99%	[5]
BlackRock International Fund | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[6]
Management Fee	rr_ManagementFeesOverAssets	0.74%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.25%	[2]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.46%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.71%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.46%	[2],[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.43%	[2],[4]
1 Year	rr_ExpenseExampleYear01	$ 346
3 Years	rr_ExpenseExampleYear03	764
5 Years	rr_ExpenseExampleYear05	1,308
10 Years	rr_ExpenseExampleYear10	2,794
1 Year	rr_ExpenseExampleNoRedemptionYear01	246
3 Years	rr_ExpenseExampleNoRedemptionYear03	764
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,308
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,794
1 Year	rr_AverageAnnualReturnYear01	(5.36%)
5 Years	rr_AverageAnnualReturnYear05	0.66%	[5]
10 Years	rr_AverageAnnualReturnYear10	1.67%	[5]
BlackRock International Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.74%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.25%	[2]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.26%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[2],[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.01%	[2],[4]
1 Year	rr_ExpenseExampleYear01	$ 103
3 Years	rr_ExpenseExampleYear03	375
5 Years	rr_ExpenseExampleYear05	668
10 Years	rr_ExpenseExampleYear10	$ 1,501
1 Year	rr_AverageAnnualReturnYear01	(3.00%)
5 Years	rr_AverageAnnualReturnYear05	2.05%	[5]
10 Years	rr_AverageAnnualReturnYear10	2.89%	[5]
BlackRock International Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.74%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.25%	[2]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.36%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.61%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%	[2],[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.71%	[2],[4]
1 Year	rr_ExpenseExampleYear01	$ 174
3 Years	rr_ExpenseExampleYear03	570
5 Years	rr_ExpenseExampleYear05	992
10 Years	rr_ExpenseExampleYear10	$ 2,168
1 Year	rr_AverageAnnualReturnYear01	(3.70%)
5 Years	rr_AverageAnnualReturnYear05	1.36%	[5]
10 Years	rr_AverageAnnualReturnYear10	2.29%	[5]
BlackRock International Fund | Return After Taxes on Distributions | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.44%)
5 Years	rr_AverageAnnualReturnYear05	0.43%	[5]
10 Years	rr_AverageAnnualReturnYear10	1.84%	[5]
BlackRock International Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.64%)
5 Years	rr_AverageAnnualReturnYear05	0.55%	[5]
10 Years	rr_AverageAnnualReturnYear10	1.59%	[5]
BlackRock International Fund | MSCI All Country World Index ex-USA (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.66%)
5 Years	rr_AverageAnnualReturnYear05	1.06%	[5]
10 Years	rr_AverageAnnualReturnYear10	2.92%	[5]

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	The fees and expenses shown in the table and the example that follows include both the expenses of International Fund and International Fund’s share of the allocated expenses of BlackRock Master International Portfolio (“Master International Portfolio”). Management fees are paid by Master International Portfolio.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets disclosed in the Fund’s most recent annual report, which do not include the Acquired Fund Fees and Expenses.
[4]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 56, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 1.38% (for Investor A Shares), 2.42% (for Investor C Shares), 1.00% (for Institutional Shares) and 1.70% (for Class R Shares) until through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.
[5]	For the fiscal year ended October 31, 2013, a portion of the Fund’s return for each share class consisted of a payment from an affiliate to compensate for foregone securities lending revenue.
[6]	There is no CDSC on Investor C Shares after one year.